SUNSTONE FINANCIAL GROUP, INC
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202
Phone - 414/271-5885
Fax - 414/271-9717

March 4, 1996

VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  CharterCapital Blue Chip Growth Fund, Inc. Annual Report
     (Registration Nos.: 2-90082; 811-3993)

Gentlemen:

On behalf of the Fund, we hereby file the Fund's Annual Report to Shareholders for the period ended December 31, 1995 pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended.

If you have any questions regarding this filing, please do not hesitate to contact me.

Sincerely,

/s/ Lea E. Grunig
Lea E. Grunig
Client Services and Tax Manager

LEG/kg

cc:  Rick Teigen (paper copy)
     Lauren Toll (paper copy)
     John Malloy (paper copy)




CharterCapital BLUE CHIP GROWTH FUND, INC.
4920 West Vliet Street        Milwaukee, Wisconsin  53208        (414) 257-1842

Dear Shareholder:

Management is pleased to report that for the calendar year of 1995 the Charter Capital Blue Chip Growth Fund, Inc. appreciated +22.6%. This return includes a dividend distribution of $.11 per share. During this same period, the total return for the Standard and Poors 500 Index was +37.5%.

The S&P 500 Index is a composite of 500 companies consisting of many diverse sectors of our economy, such as technology, auto manufacturing, pharmaceuticals, utilities, agricultural equipment, etc. During 1995, technology stocks were the standout performers of the stock market. Over this period, the Charter Capital Blue Chip Growth Fund, on average, was underweighted in technology issues. This underexposure was the primary reason for the fund's total return trailing that of the S&P 500 Index.

Management's investment style has emphasized maintaining a broadly diversified portfolio that seeks to lower volatility and reduce risk. Subsequently, we attempt to avoid overweighting the more aggressive sectors of the market.

OUTLOOK FOR 1996

The economy remains sluggish allowing for additional interest rate reductions. The 5 year trailing inflation factor, as measured by the Consumer Price Index, is at a 30 year low. We have to go back to the middle 1960's to find a period of comparable low inflation. Corporate America continues to become more cost efficient, thus improving their bottom line, that of corporate profits.

Historically, the combination of low inflation, lower interest rates and improving corporate profits has provided a solid background for higher stock prices.

Respectfully,

/s/Lauren E. Toll
Lauren E. Toll
President



                          Average Annual Total Return
                         For the Period ended 12/31/95
                       1 Year          5 Year      Since Commencement
CharterCapital         22.64%          10.33%             7.21%
S&P 500                37.58%          16.59%            16.75%


                  6/1/84    5/85      5/86    5/87     5/88    12/88    12/89    12/90    12/91   12/92    12/93    12/94    12/95
CharterCapital    10,000   11,100    13,270  15,412   12,461   12,761   13,929  13,705   19,978   18,850   19,202  18,271   22,408
S&P 500           10,000   13,175    17,872  21,654   20,249   21,906   28,846  27,951   36,466   39,244   43,200  43,770   60,218

This chart assumes an initial gross investment of $10,000 made on 6/1/84 (commencement). Returns show the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The S&P 500 Stock Incex is an unmanaged but commonly used measure of common stock total return performance.



                   CHARTERCAPITAL BLUE CHIP GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995

ASSETS:
 Investments in securities, at value (cost $2,777,097)  .........  $ 3,039,331
 Dividends and interest receivable  .............................       11,510
                                                                     ---------

      TOTAL ASSETS  .............................................    3,050,841
                                                                     ---------


LIABILITIES:
 Payable to adviser for advisory,
   management and administrative fees  ..........................        4,102
 Distributions payable  .........................................       22,094
 Other accrued expenses  ........................................       22,720
                                                                     ---------
      TOTAL LIABILITIES  ........................................       48,916
                                                                     ---------

      TOTAL NET ASSETS  .........................................  $ 3,001,925
                                                                     =========

NET ASSETS CONSIST OF:
 Capital shares ($0.01 par value, 10,000,000
   shares authorized, 200,764 shares outstanding)  ..............  $ 3,483,504
 Accumulated realized losses  ...................................    (743,813)
 Net unrealized appreciation on investments  ....................      262,234
                                                                     ---------

      TOTAL NET ASSETS  .........................................  $ 3,001,925
                                                                     =========

 Net asset value, offering and redemption price per share
   ($3,001,925 divided by 200,764 shares outstanding)  ..........  $     14.95
                                                                     =========

                 The accompanying notes to financial statements
                    are an integral part of this statement.



                   CHARTERCAPITAL BLUE CHIP GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1995

                                                 Number of
                                                  Shares                 Value
                                                  ------                 -----
COMMON STOCKS - 91.01%

 BASIC INDUSTRY - 12.03%
   Avnet, Inc.  .............................       2,000            $  89,500
   Betz Laboratories  .......................       3,000              123,000
   Sigma-Aldrich Corp.  .....................       3,000              148,500
                                                                       -------
                                                                       361,000
                                                                       -------


 BANKING AND FINANCIAL SERVICES - 14.73%
   First Union Corp.  .......................       1,500               83,438
   Fleet Financial Group, Inc.  .............       3,000              122,250
   NationsBank Corp.  .......................       1,500              104,437
   Norwest Corp.  ...........................       4,000              132,000
                                                                       -------
                                                                       442,125
                                                                       -------

 CAPITAL GOODS - 26.30%
   <F1> Compaq Computer Corp.  ..............       2,000               96,000
   <F1> EMC Corp.  ..........................       4,000               61,500
   Motorola, Inc.  ..........................       2,000              114,000
   Olsten Corp.  ............................       6,000              237,000
   <F1> Oracle Systems Corp.  ...............       2,000               84,750
   <F1> U.S. Filter Corp.  ..................       4,000              106,500
   WMX Technologies, Inc.  ..................       3,000               89,625
                                                                       -------
                                                                       789,375
                                                                       -------

 CONSUMER - 21.67%
   Abbott Laboratories  .....................       2,000               83,500
   <F1> Best Buy Co., Inc.  .................       3,500               56,875
   Home Depot, Inc.  ........................       2,000               95,750
   Merck & Co., Inc.  .......................       2,000              131,500
   Newell Co.  ..............................       4,000              103,500
   PepsiCo, Inc.  ...........................       1,500               83,812
   Sara Lee Corp.  ..........................       3,000               95,625
                                                                       -------
                                                                       650,562
                                                                       -------

 UTILITIES - 16.28%
   American Telephone & Telegraph Co.  ......       2,000              129,500
   BellSouth Corp.  .........................       3,000              130,500
   New England Electric System  .............       3,000              118,875
   NICOR, Inc.  .............................       4,000              110,000
                                                                       -------
                                                                       488,875
                                                                       -------

      TOTAL COMMON STOCKS  (cost $2,424,288)                         2,731,937
                                                                     ---------

CONVERTIBLE PREFERRED STOCKS - 2.91%
   MascoTech, Inc.  .........................       7,000               87,500
                                                                        ------

      TOTAL CONVERTIBLE PREFERRED
        STOCKS (cost $132,915)                                          87,500
                                                                        ------


                                             Principal Amount
                                             ----------------

DEMAND NOTES - 7.33% (variable rate)
   Pitney Bowes Credit Corp.  ...............   $  42,000               42,000
   Sara Lee Corp.  ..........................      69,894               69,894
   Wisconsin Electric Power Co.  ............     108,000              108,000
                                                                      --------

      TOTAL DEMAND NOTES (cost $219,894)                               219,894
                                                                      --------


TOTAL INVESTMENTS 101.25%  (cost $2,777,097)                         3,039,331

LIABILITIES, LESS CASH AND OTHER ASSETS (1.25)%                       (37,406)
                                                                     ---------


NET ASSETS 100.00%                                                  $3,001,925
                                                                     =========

<F1> Non-income producing.

                 The accompanying notes to financial statements
                    are an integral part of this schedule.



                   CHARTERCAPITAL BLUE CHIP GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME:
 Dividend income  ..........................................         $ 122,054
 Interest income  ..........................................            24,553
                                                                      --------

      TOTAL INVESTMENT INCOME  .............................           146,607
                                                                      --------


EXPENSES:
 Adviser fee  ..............................................            68,039
 Professional fees  ........................................            23,424
 Transfer agent fees and expenses  .........................            18,566
 Custodian fee  ............................................             3,992
 Printing and postage  .....................................             3,443
 Directors' fees  ..........................................             2,713
 Registration fees  ........................................             2,495
 Other operating expenses  .................................             1,841
                                                                      --------

      TOTAL EXPENSES  ......................................           124,513
                                                                      --------

      NET INVESTMENT INCOME  ...............................            22,094
                                                                       -------

NET REALIZED GAIN ON INVESTMENTS ...........................           545,666
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS  ...........................................           413,895
                                                                       -------

NET GAIN ON INVESTMENTS ....................................           959,561
                                                                       -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......         $ 981,655
                                                                       =======

                 The accompanying notes to financial statements
                    are an integral part of this statement.



                   CHARTERCAPITAL BLUE CHIP GROWTH FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

                                                   1995                  1994
                                                   ----                  ----
OPERATIONS:
 Net investment income                         $  22,094           $   91,434
 Net realized gain on investments                545,666              407,727
 Increase in unrealized
   appreciation/depreciation on investments      413,895             (833,472)
                                                 -------             ---------
     INCREASE (DECREASE) IN NET
      ASSETS RESULTING
      FROM OPERATIONS                            981,655             (334,311)
                                                --------             ---------

DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income                           (36,454)             (77,073)
                                                 --------             --------

     DECREASE IN NET ASSETS FROM
      DISTRIBUTIONS TO SHAREHOLDERS              (36,454)             (77,073)
                                                 --------             --------


CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued
   (6,427 and 5,654 shares, respectively)         89,137               75,690
 Distributions reinvested
   (7,397 and 0 shares, respectively)             91,382                   --
 Cost of shares redeemed (309,482 and
   231,046 shares, respectively)              (4,235,583)          (3,009,189)
                                              -----------          -----------

     DECREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS              (4,055,064)          (2,933,499)
                                              -----------          -----------


TOTAL DECREASE IN NET ASSETS                  (3,109,863)          (3,344,883)

NET ASSETS AT THE BEGINNING OF THE PERIOD      6,111,788            9,456,671
                                               ---------            ---------

NET ASSETS AT THE END OF THE PERIOD           $3,001,925           $6,111,788
                                               =========            =========


                 The accompanying notes to financial statements
                   are an integral part of these statements.



                   CHARTERCAPITAL BLUE CHIP GROWTH FUND, INC.
                              FINANCIAL HIGHLIGHTS

                                                 For the Year Ended
                                                    December 31,
                                                    ------------

                                       1995    1994     1993     1992    1991
                                       ----    ----     ----     ----    ----


Net asset value, beginning of period  $12.31  $13.10   $12.86   $13.63   $9.35

Income from investment operations:
 Net investment income (loss)          0.11     0.18   (0.05)   (0.08)   (0.04)
 Net realized and unrealized gains
    (losses) on securities             2.67   (0.82)     0.29   (0.69)    4.32
                                       ----   ------     ----   ------    ----
 Total from investment operations      2.78   (0.64)     0.24   (0.77)    4.28

Less distributions:
 Distributions from net
   investment income                  (0.14)  (0.15)       --      --       --
                                      ------  ------    -----   -----    -----
 Total distributions                  (0.14)  (0.15)       --      --       --
                                      ------  ------    -----   -----    -----


Net asset value, end of period        $14.95  $12.31   $13.10   $12.86   $13.63
                                      ======  ======   ======   ======   ======

Total return                          22.64% (4.85)%    1.87%  (5.65)%   45.78%

Supplemental data and ratios:
 Net assets, in thousands,
   end of period                      $3,002  $6,112   $9,457  $11,878  $12,560
 Ratio of expenses to average
   net assets                          2.75%   2.26%    2.18%    2.15%    2.28%
 Ratio of net investment income (loss)
   to average net assets               0.49%   1.13%  (0.13)%  (0.60)%  (0.39)%
 Portfolio turnover rate                 99%    133%     295%     166%     112%


                 The accompanying notes to financial statements
                    are an integral part of this information.



                   CHARTERCAPITAL BLUE CHIP GROWTH FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   CharterCapital Blue Chip Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The following is a summary of the significant accounting policies of the Fund:

   a. All securities, excluding short-term investments, are valued at the last sale price reported by the principal security exchange on which the issue is traded, or, if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price if no sale is reported. Short-term investments are valued at amortized cost which approximates market value. Investment transactions are recorded no later than the first business day after the trade date.

   b. Net realized gains and losses on investments, excluding short-term investments, were computed on the basis of the first-in, first-out cost method.

   c. Provision has not been made for federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

   d. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

2. INVESTMENT ADVISORY AGREEMENT

   The Fund has an agreement with Charter Capital Management, Inc., (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to serve as Investment Adviser and Manager.

   The annual fee paid to the Adviser is paid monthly and is based on the average daily closing net assets of the Fund. The annual fee is equal to the sum of the following amounts: (i) 1.50% of the first $25,000,000; (ii) 1.15% of the next $25,000,000; and (iii) 0.75% of the excess over $50,000,000.


3. DISTRIBUTIONS TO SHAREHOLDERS

   Distributions to shareholders are recorded on the ex-dividend date.

   As of December 31, 1995, the Fund has net realized capital loss carryforwards of $727,334 which expire December 31, 1998.

   It is management's intention to make no distribution of any future realized capital gains until the federal income tax capital loss carryforward is exhausted. For the year ended December 31, 1995, the Fund utilized capital loss carryforwards of $549,099.

4. NET UNREALIZED APPRECIATION

   Net unrealized appreciation on investments as of December 31, 1995, is comprised of the following:

            Aggregate gross unrealized appreciation  .......   $ 411,496
            Aggregate gross unrealized depreciation  .......    (149,262)
                                                                --------
            Net unrealized appreciation  ...................   $ 262,234
                                                                ========

   The cost of securities for federal income tax purposes is $2,793,576.

5. INVESTMENT TRANSACTIONS

   For the year ended December 31, 1995, purchases and proceeds from sales of investment securities (excluding short-term securities) were $4,034,074 and $6,577,148, respectively.

6. SUBSEQUENT EVENT

   On January 22, 1996, the Board of Directors approved the liquidation and termination of the Fund. Under the approved Plan of Liquidation, sales of shares of the Fund ceased on January 22, 1996. The Fund, subject to shareholder approval, plans to liquidate its securities holdings and distribute the proceeds to its shareholders. No liquidation reserve has been established as the Advisor has informed the Fund that it will assume all obligations of the Fund that have not been paid prior to the date of the final liquidating distribution as well as any unknown or contingent liabilities of the Fund.



                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of CharterCapital Blue Chip Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of CharterCapital BLUE CHIP GROWTH FUND, INC. (a Wisconsin corporation), including the schedule of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provided a reasonable basis for our opinion.

As explained in Note 6 of the Notes to Financial Statements, the Board of Directors voted on January 22, 1996 to liquidate the Fund.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CharterCapital BLUE CHIP GROWTH FUND, INC. as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP
/s/ Arthur Andersen LLP
Milwaukee, Wisconsin,
January 19, 1996




                   CHARTERCAPITAL BLUE CHIP GROWTH FUND, INC.
                             Officers and Directors

LAUREN E. TOLL
 President, Treasurer and Director
   President,
   Charter Capital Management, Inc.

JOEL T. HASSLER
 Secretary
   Assistant Vice President,
   Charter Capital Management, Inc.

RICHARD H. HAVENER
 Director
   Past President, Consultant,
   J.F. Cook Co., Inc.

BARBRA R. LASKY, CPA
 Director
   President,
   Hafner, Lasky, & Diller, S.C.

LAWRENCE A. LIEBE
 Director
   President,
   Office Essentials, Inc.


THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS OF CHARTERCAPITAL BLUE CHIP GROWTH FUND, INC., AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.


INVESTMENT ADVISER
Charter Capital Management, Inc.
4920 West Vliet Street
Milwaukee, Wisconsin 53208

SHAREHOLDER SERVICING AGENT
Firstar Trust Company
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

AUDITORS
Arthur Andersen LLP
100 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Foley & Lardner
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202


CharterCapital
BLUE CHIP GROWTH FUND, INC.
4920 West Vliet Street
Milwaukee, Wisconsin 53208
414/257-1842

ANNUAL REPORT
DECEMBER 31, 1995
CHARTERCAPITAL
BLUE CHIP GROWTH FUND, INC.